Putnam
Michigan
Tax Exempt
Income Fund

ANNUAL REPORT

May 31, 1998

[LOGO: BOSTON * LONDON * TOKYO]



Fund highlights

* "Surging tax revenues in most states helped bolster municipal credit bond ratings. Standard and Poor's says the number of ratings upgrades in this year's first quarter was more than nine times the number of downgrades."

                                 -- The Wall Street Journal, April 8, 1998

* "Strong demand nationally for autos and other durable goods has boosted Michigan's economy, providing a strong credit backdrop for its municipal market. Amid this positive climate, our focus on income and value, along with ongoing efforts to improve the fund's call protection, has continued to produce solid returns."

                                 -- Leslie J. Burke, manager
                                    Putnam Michigan Tax Exempt Income Fund

   CONTENTS

 4 Report from Putnam Management

10 Fund performance summary

15 Portfolio holdings

19 Financial statements



From the Chairman

[GRAPHIC OMITTED: PHOTO OF GEORGE PUTNAM]

[copyright] Karsh, Ottawa

Dear Shareholder:

Analyzing risk premiums, yield spreads, call dates, yield curves, credit ratings, supply-and-demand dynamics, taxable versus tax-exempt yield relationships, and a host of other factors is all in a day's work for Putnam's Tax-Exempt Bond Group. The result was another period of competitive performance for Putnam Michigan Tax Exempt Income Fund's fiscal year that closed on May 31, 1998.

Using her knowledge of Michigan's tax-exempt bond environment and backed by Putnam's extensive credit analysis capability, Fund Manager Leslie Burke made the strategic and tactical decisions that provided these positive results. In the following report, Leslie discusses the fund's performance during fiscal 1998 and then takes a look at prospects for the tax-exempt market, especially with regard to Michigan, in the months ahead.

Respectfully yours,

/S/GEORGE PUTNAM
George Putnam
Chairman of the Trustees
July 15, 1998



Report from the Fund Manager
Leslie J. Burke

The 12 months ended May 31, 1998, marked another period of solid performance for Putnam Michigan Tax Exempt Income Fund. While supply and demand dynamics and concerns over the situation in Asia did produce some price and yield fluctuations, the municipal market generally experienced very little volatility over the course of the year. Within this quiet playing field, there were fewer opportunities for profit, but Putnam Michigan Tax Exempt Income Fund continued to deliver what it has promised to shareholders: a reliable stream of income exempt from state and federal taxes along with relatively low share price volatility. For the 12 months ended May 31, 1998, the fund provided a total return of 8.28% at net asset value (3.18% at public offering price) for class A shares. Results for class B and class M shares can be found on pages 10 and 11 of this report.

* MUNICIPAL BOND MARKET BOASTS ATTRACTIVE PRICES, ROBUST SUPPLY AND DEMAND

Despite the relative calm that has fallen over the $1.3 trillion municipal bond market, these bonds have actually become very attractively priced relative to the Treasury market -- a state of affairs that hasn't occurred since the flat-tax scare of 1996. By the end of May, municipal bonds (as represented by 30-year insured municipals) were offering almost 90% of the yield of long-term Treasury bonds. Since the typical level is 84%, the current percentage makes municipal prices remarkably low.

Low interest rates also acted as a catalyst for municipal bond refundings and new issues in recent months. In fact, so far 1998 has been most notable for its huge supply, including the sale of the largest municipal bond issue in history -- $3.4 billion by the Long Island Power Authority in May. The bargain prices in this market have maintained investors' interest and enabled demand to keep pace with supply. Also noteworthy is the unusually flat tax-exempt yield curve. With the 30-year bond paying only a modest 30 to 40 basis points over a 10-year bond, investors are not compensated for taking on higher risk. For this reason, we often find the best value (attractive yield with minimal volatility) in the intermediate-plus range of the yield curve -- anywhere from 10 to 20 years.

* FUND MAINTAINS FLEXIBILITY, STAYS FULLY INVESTED

As the period drew to a close, a number of crosscurrents continued to drive the financial markets. The U.S. economy remained quite exuberant, with strong employment and solid income growth fueling robust consumer spending. Indeed, the Federal Reserve Board remains on alert for indications that economic strength is producing any uptick in inflation or incipient inflationary pressures. Thus far, however, Fed action has been restrained by concerns that the Asian recessions may yet have additional negative consequences for the U.S. economy, since manufacturers in various industries have already reported declines in exports to Asia and tough competition from cheaper Asian imports.

Amid these competing forces, the future direction of interest rates remains unclear. Will the strong economy eventually convince the Fed to raise short-term rates or will the Asian financial crisis slow growth enough to prevent such a move? Given this uncertainty, we have maintained a neutral duration to keep the fund flexible. Duration is a mathematical measure used to indicate how much the prices of portfolio holdings are likely to move up or down with each percentage-point shift in interest rates. When we believe interest rates are more likely to move in one direction or another, we carefully adjust the fund's duration profile in order to better manage its interest-rate risk. In the present environment, however, a fairly neutral duration appears to be the most prudent way to keep the fund ready for potential interest-rate changes while minimizing share price volatility and continuing to pursue a steady stream of current income.

[GRAPHIC OMITTED: horizontal bar chart of TOP INDUSTRY SECTORS]

TOP INDUSTRY SECTORS*

Health care            26.2%

Water and sewerage     11.4%

Education               9.5%

Utilities               7.2%

Transportation          5.5%

Footnote reads:
* Based on net assets as of 5/31/98. Holdings will vary over time.

Although the uncertain interest-rate climate has not prompted us to take a more emphatic stand on portfolio duration, the attractive prices of municipal securities are a compelling argument in favor of staying fully invested in the market. Because this move could extend the fund's duration farther out than we deem prudent, we have balanced our municipal investments by selling Treasury futures contracts, which has the effect of shortening duration. The current supply and demand situation has also made it wise to keep the fund fully invested. While the supply of municipal securities has been quite high for most of the year, there were signs that new issuance was tapering off toward mid May. At the same time, demand was expected to become even more pronounced with the seasonal swell in coupon payments on June 1 and July 1. By staying fully invested, the fund has the potential to realize solid total performance gains should municipals outperform when demand begins to overwhelm supply.

* PURSUING VALUE AND INCOME WHILE IMPROVING CALL RISK

In a municipal market boasting attractive prices and a flat yield curve, a focus on value rather than duration management has dominated the fund's investment strategy. Essentially, this means emphasizing issues that offer the best relative value along with structural components that will enhance the fund's income stream while minimizing its share price volatility.

Another way of providing shareholders with the best value is to improve the call risk within the fund. Noncallable bonds or bonds with distant call dates enable us to provide the highest and most durable level of income. Callable bonds have the option of being called away by the issuer at a certain future date, usually if interest rates are lower than when the bonds are first issued. By avoiding callable bonds, the portfolio has a better chance of maintaining a reliable level of income.

[GRAPHIC OMITTED: pie chart of CREDIT QUALITY OVERVIEW]

CREDIT QUALITY OVERVIEW*

Ba -- 3.7%

Baa -- 24.5%

A -- 12.1%

Aa -- 2.4%

Aaa -- 54.1%

B and under -- 3.2%

Footnote reads:
* Based on percentage of market value as of 5/31/98. A bond rated Baa or higher is considered investment grade. All ratings reflect Moody's descriptions unless noted otherwise; percentages may include unrated bonds considered by Putnam Management to be of comparable quality. Ratings will vary over time.

At times, our pursuit of noncallable securities led to investment opportunities outside the state of Michigan. For example, we found several attractive investment opportunities among securities issued by municipalities in Puerto Rico. Puerto Rico is a market with a high supply of municipal debt, as aggressive expansion in the transit and electric power industries necessitates a large amount of financing. Consequently, many new issues have been forced to offer higher-than-average coupon payments as well as attractive prices. Since many of the territory's major programs have already been funded through recent municipal bond issuance, we anticipate lighter supply in the second half of the year. At the same time, demand for these securities remains strong, providing the potential for gains should prices appreciate in the months ahead.

* HEALTH CARE OPPORTUNITIES, PREREFUNDINGS BOOST RETURNS

For the most part, your fund's sector focus has not changed during the past 12 months. State and local economies continue to provide a positive credit backdrop for municipal market performance, and we have endeavored to capitalize on this favorable investment environment through our sector selections. While your fund is broadly diversified by industry with holdings in more than 18 sectors, general obligation bonds (GOs) of political subdivisions and hospitals dominate the portfolio.

Hospitals represented our most active sector during the period as credit-driven situations produced solid values and attractive investment opportunities. Several of our recent portfolio additions were smaller hospitals with strong market share including Garden City Hospital, Chelsea Community Hospital, and Tawas Hospital. Additionally, the fund's large position in Detroit's Sinai Hospital bonds continues to produce solid income, while its credit standing has been enhanced through the hospital's merger with the larger and financially stronger Detroit Medical Center. We remain optimistic that the prices of our holdings will rise further should the Medical Center tender or refund these bonds, which is not uncommon in such situations. While these holdings, as well as others discussed in this report, were viewed favorably at the end of the period, all holdings are subject to review and adjustment in accordance with the fund's investment strategy and may well vary in the future.

Prerefundings also made important contributions to performance over the period, as long-time holdings of Battle Creek, Michigan, general obligation bonds and bonds issued by Hurley Medical Center registered impressive price appreciation for the fund. In a prerefunding, the issuer floats a second bond to raise funds to pay off an older issue at the first call date. Proceeds from the new bond are invested in top-quality instruments such as U.S. Treasury securities. Because of the safety of principal represented by these securities, the older prerefunded bond is generally perceived as having a substantial improvement in its creditworthiness, and its rating is likely to be upgraded. Upgrades, in turn, often presage higher prices. That is what occurred in both cases, with the Battle Creek and Hurley Medical Center bonds gaining substantially in price following the prerefundings.

* OUTLOOK IS CAUTIOUSLY OPTIMISTIC

While the Asian crisis has been widely publicized as negative for economic growth around the world, it has produced some positive effects in the United States. Fears of the financial turmoil in Asia and other emerging markets have helped keep interest rates low. In turn, low interest rates have helped improve corporate balance sheets, contributed to low unemployment, and helped bring out additional municipal securities supply.

Our outlook for the municipal market remains fairly constructive. With municipal bond supply relatively high and demand on the upswing, securities valuations are unlikely to remain inexpensive relative to Treasuries. Municipal investors stand to benefit from any price appreciation that may occur as this supply and demand imbalance straightens out. Eventually, however, today's economic good times may give way to slightly higher inflation, and so we remain somewhat cautious. In our opinion, this is not a good time to expose the portfolio to bonds with longer maturities and higher interest-rate risk. Accordingly, we believe the fund's neutral duration, bulleted portfolio structure, and emphasis on low call risk and in-depth credit research will continue to produce the best returns in the months ahead.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 5/31/98, there is no guarantee the fund will continue to hold these securities in the future.


Performance summary

This section provides information about your fund's performance, which should always be considered in light of its investment strategy. Putnam Michigan Tax Exempt Income Fund is designed for investors seeking a high level of current income free from federal and state income tax consistent with preservation of capital.

TOTAL RETURN FOR PERIODS ENDED 5/31/98

                                     Class A         Class B        Class M
(inception date)                   (10/23/89)       (7/15/93)      (4/17/95)
                                   NAV     POP     NAV    CDSC    NAV     POP
------------------------------------------------------------------------------
1 year                            8.28%   3.18%   7.58%    2.58%  7.95%   4.40%
------------------------------------------------------------------------------
5 years                          33.46   27.18   29.05    27.05  31.42   27.20
Annual average                    5.94    4.93    5.23     4.90   5.62    4.93
------------------------------------------------------------------------------
Life of fund                     84.47   75.77   73.29    73.29  78.56   72.81
Annual average                    7.38    6.78    6.60     6.60   6.97    6.57
------------------------------------------------------------------------------

COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 5/31/98

                                        Lehman Brothers        Consumer
                                     Municipal Bond Index     Price Index
------------------------------------------------------------------------------
1 year                                      9.39%                1.69%
------------------------------------------------------------------------------
5 years                                    38.53                12.90
Annual average                              6.74                 2.46
------------------------------------------------------------------------------
Life of fund                               96.00                29.62
Annual average                              8.16                 3.07
------------------------------------------------------------------------------

Past performance is no assurance of future results. Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost. Returns for class A and class M shares reflect the current maximum initial sales charges of 4.75% and 3.25%, respectively. Class B share returns for the 1-, 5-, and 10-year (where available) and life-of-fund periods reflect the applicable contingent deferred sales charge (CDSC), which is 5% in the first year, declines to 1% in the sixth year, and is eliminated thereafter. Returns shown for class B and class M shares for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the initial sales charge or CDSC, if any, currently applicable to each class and in the case of class B and class M shares, the higher operating expenses applicable to such shares. All returns assume reinvestment of distributions at NAV and represent past performance; they do not guarantee future results.



[GRAPHIC OMITTED: worm chart GROWTH OF A $10,000 INVESTMENT]

GROWTH OF A $10,000 INVESTMENT
Cumulative total return of
a $10,000 investment since
10/23/89

Plot Points

                Fund's class A
                   shares        Lehman Municipal    Consumer Price
Date               at POP           Bond Index           Index

10/23/89           9,529              10,258             10,400
5/31/90            9,831              11,006             10,653
5/31/91           10,630              12,342             10,979
5/31/92           11,720              13,429             11,297
5/31/93           13,171              15,078             11,608
5/31/94           13,438              14,302             11,918
5/31/95           14,438              16,799             12,221
5/31/96           14,981              17,545             12,627
5/31/97           16,279              19,159             12,842
5/31/98          $17,577             $19,600            $12,962

Past performance is no assurance of future results. At the end of the same time period, a $10,000 investment in the fund's class B shares would have been valued at $17,329 and no contingent deferred sales charges would apply; a $10,000 investment in the fund's class M shares would have been valued at $17,856 ($17,281 at public offering price).



PRICE AND DISTRIBUTION INFORMATION
12 months ended 5/31/98

                               Class A         Class B          Class M
--------------------------------------------------------------------------
Distributions (number)           12              12               12
--------------------------------------------------------------------------
Income                       $0.470122        $0.408726        $0.441919
--------------------------------------------------------------------------
Capital gains1
--------------------------------------------------------------------------
Long-term                     0.014000         0.014000         0.014000
--------------------------------------------------------------------------
Short-term                    0.025000         0.025000         0.025000
--------------------------------------------------------------------------
  Total                      $0.509122        $0.447726        $0.480919
--------------------------------------------------------------------------
Share value                  NAV     POP          NAV        NAV     POP
--------------------------------------------------------------------------
5/31/97                     $9.12   $9.57        $9.11      $9.12   $9.43
--------------------------------------------------------------------------
5/31/98                      9.35    9.82         9.34       9.35    9.66
--------------------------------------------------------------------------
Current return (end of period)
--------------------------------------------------------------------------
Current dividend rate2       4.89%   4.66%        4.24%      4.59%   4.44%
--------------------------------------------------------------------------
Taxable equivalent           8.47    8.07         7.34       7.95    7.69
--------------------------------------------------------------------------
Current 30-day SEC yield4    4.68    4.45         4.03       4.37    4.23
--------------------------------------------------------------------------
Taxable equivalent3          8.11    7.71         6.98       7.57    7.33
--------------------------------------------------------------------------

1Capital gains, if any, are taxable for federal and, in most cases, state tax purposes. For some investors, investment income may also be subject to the federal alternative minimum tax. Investment income may be subject to state and local taxes.

2Income portion of most recent distribution, annualized and divided by NAV or POP at end of period.

3Assumes maximum 42.26% combined federal and state tax rate. Results for investors subject to lower tax rates would not be as advantageous.

4Based only on investment income, calculated using SEC guidelines.

TOTAL RETURN FOR PERIODS ENDED 6/30/98
(most recent calendar quarter)

                                        Class A       Class B      Class M
(inception date)                      (10/23/89)     (7/15/93)    (4/17/95)
                                      NAV     POP   NAV    CDSC   NAV     POP
------------------------------------------------------------------------------
1 year                               7.40%   2.28%  6.59%  1.59%  6.97%  3.47%
------------------------------------------------------------------------------
5 years                             31.53   25.28  27.11  25.14  29.36  25.12
Annual average                       5.63    4.61   4.91   4.59   5.28   4.58
------------------------------------------------------------------------------
Life of fund                        84.98   76.25  73.49  73.49  78.82  73.05
Annual average                       7.34    6.75   6.55   6.55   6.93   6.52
------------------------------------------------------------------------------

Performance data represent past results, do not reflect future performance, and will differ for each share class. Investment returns and principal value will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. See first page of performance section for performance calculation method.

TERMS AND DEFINITIONS

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Class A shares are generally subject to an initial sales charge.

Class B shares may be subject to a sales charge upon redemption.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no sales charge on redemption.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the 4.75% maximum sales charge for class A shares and 3.25% for class M shares.

Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B shares and assumes redemption at the end of the period. Your fund's CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies.

COMPARATIVE BENCHMARKS

Lehman Brothers Municipal Bond Index is an unmanaged list of long-term fixed-rate investment-grade tax-exempt bonds representative of the municipal bond market. The index does not take into account brokerage commissions or other costs, may include bonds different from those in the fund, and may pose different risks than the fund. It is not possible to invest directly in an index.

Consumer Price Index (CPI) is a commonly used measure of inflation; it does not represent an investment return.

* Securities indexes assume reinvestment of all distributions and interest payments and do not take in account brokerage fees or taxes. Securities in the fund do not match those in the indexes and performance of the fund will differ. It is not possible to invest directly in an index.



Report of independent accountants

To the Trustees and Shareholders of
Putnam Michigan Tax Exempt Income Fund

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments owned (except for bond ratings) and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Putnam Michigan Tax Exempt Income Fund (the "fund") at May 31, 1998, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments owned at May 31, 1998 by correspondence with the custodian and the application of alternative auditing procedures where investments purchased were not yet received by the custodian, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
Boston, Massachusetts
July 13, 1998



Portfolio of investments owned
May 31, 1998

Key to Abbreviations
AMBAC       -- AMBAC Indemnity Corporation
FGIC        -- Financial Guaranty Insurance Company
FNMA Coll.  -- Federal National Mortgage Association Collateralized
FSA         -- Financial Security Assurance
G.O. Bonds  -- General Obligation Bonds
IFB         -- Inverse Floating Rate Bonds
MBIA        -- Municipal Bond Investors Assurance Corporation
TAN         -- Tax Anticipation Notes



MUNICIPAL BONDS AND NOTES (98.5%) (a)
PRINCIPAL AMOUNT                                                                 RATINGS(RAT)           VALUE

Michigan (84.7%)
-------------------------------------------------------------------------------------------------------------
       $    4,000,000  Battle Creek, Downtown Dev.TAN, MBIA,
                         5s, 5/1/17                                               AAA           $   3,945,000
            5,500,000  Battle Creek, Downtown Dev. Auth. Tax
                         Increment Rev. Bonds, 7.65s, 5/1/22                      BBB+              6,551,875
            2,000,000  Battle Creek, Tax Incremental Fin Auth. Rev.
                         Bonds, 7.1s, 5/1/10                                      A-                2,327,500
            1,400,000  Clarkson, Cmnty. School, G.O. Bonds,
                         MBIA, 6 1/4s, 5/1/07                                     Aaa               1,585,500
                       Detroit, G.O. Bonds
            2,475,000    Ser. B, 7s, 4/1/04                                       BBB+              2,772,000
            4,875,000    Ser. A, 6.8s, 4/1/15                                     AAA               5,642,810
                       Detroit, City School Dist. G.O. Bonds,
                         Ser. A, AMBAC
            1,500,000    6 1/2s, 5/1/11                                           Aaa               1,758,750
            2,455,000    6 1/2s, 5/1/09                                           Aaa               2,866,213
            1,145,000  Detroit, Loc. Dev. Fin. Auth. Tax Increment Rev.
                         Bonds, Ser. A, 8.72s, 5/1/21                             BBB+/P            1,421,231
                       Detroit, Wtr. Supply Syst. IFB, FGIC
            7,000,000    9.729s, 7/1/22 (Prerefunded)                             Aaa               8,382,500
            1,500,000    9.729s, 7/1/22                                           Aaa               1,755,000
                       Detroit, Wtr. Supply Syst. Rev. Bonds, MBIA
            1,750,000    7 7/8s, 7/1/19 (SEG)                                     Aaa               1,790,583
            3,000,000    Second Lien, Ser. A, 5 3/4s, 7/1/11                      Aaa               3,296,250
            4,700,000  Dickinson Cnty., Hosp. Rev. Bonds
                         (Memorial Hosp. Syst.), 8 1/8s, 11/1/24                  BBB-              5,463,750
            1,400,000  Ecorse, Pub. School Dist. G.O. Bonds,
                         FGIC, 6 1/2s, 5/1/08                                     Aaa               1,624,000
                       Flint, Hosp. Auth. Rev. Bonds
                         (Hurley Med. Ctr.), Ser. A
            1,250,000    5 3/8s, 7/1/28                                           Baa1              1,226,563
            1,000,000    5 3/8s, 7/1/20                                           Baa1                983,750
                       Flint, Hosp. Bldg. Auth. Rev. Bonds
                         (Hurley Med. Ctr)
            2,000,000    7.8s, 7/1/14                                             Baa1              2,187,500
              630,000    Ser. A, 6s, 7/1/06                                       Baa1                671,738
            4,235,000  Garden Cty, Hosp. Fin. Auth. Rev. Bonds
                         (Garden City Hosp.), Ser. A, 5 3/4s, 9/1/17              BBB-/P            4,182,063
            1,000,000  Grand Rapids, Hsg. Fin. Auth. Multi-Fam. Rev.
                         Bonds, Ser. A, FNMA Coll., 7 5/8s, 9/1/23                Aaa               1,101,250
            4,000,000  Greater Detroit, Res. Recvy. Auth. Rev. Bonds,
                         Ser. A, AMBAC, 6 1/4s, 12/13/06                          Aaa               4,490,000
            3,500,000  Kalamazoo, Hosp. Fin. Auth. Fac. IFB, FGIC,
                         7.608s, 6/1/11                                           Aaa               3,661,875
            3,395,000  Lincoln Pk., School Dist. G.O. Bonds, FGIC, 5s,
                         5/1/20                                                   Aaa               3,344,075
            3,000,000  MI Hosp. Fin. Auth. Rev. Bonds
                         (Chelsea Cmnty. Hosp.), 5 3/8s, 5/15/19                  BBB               2,973,750
            3,840,000  MI Muni. Board Auth. State Revolving Rev. Bonds,
                         6 1/2s, 10/1/17                                          Aa1               4,372,800
            3,000,000  MI St. Strategic Fund Ltd. Oblig. Rev. Bonds
                         (Worthington Armstrong Venture), 5 3/4s,
                         10/1/22                                                  A                 3,191,250
            7,000,000  MI State Bldg. Auth. Rev. Bonds, Ser. I, AMBAC,
                         6 1/2s, 10/1/07                                          Aaa               8,076,250
                       MI State Hosp. Fin. Auth. Rev. Bonds
              920,000    (Garden City Hosp.), 8 1/2s, 9/1/17                      Ba3               1,059,150
            1,300,000    (Metropolitan Hosp.), Ser. B, 8 1/8s, 7/1/18             BBB+              1,395,914
            4,500,000    (Sinai Hosp.), 6.7s, 1/1/26                              A2                5,017,500
            2,000,000    (Sinai Hosp.), 6 5/8s, 1/1/16                            A2                2,220,000
            2,000,000    (Presbyterian Villages), 6 1/2s, 1/1/25                  BBB/P             2,125,000
            2,000,000    (Presbyterian Villages), 6.4s, 1/1/15                    BBB/P             2,127,500
              460,000  MI State Hosp. Fin. Auth. Rev. Bonds,
                         (Garden City Hosp.), 8 1/2s, 9/1/17                      Ba3                 529,575
                       MI State Hsg. Dev. Auth. Rental Hsg. Rev. Bonds
            1,600,000    Ser. A, FSA, 7.55s, 4/1/23                               Aaa               1,748,000
            2,900,000    Ser. B, AMBAC, 6 3/4s, 10/1/12                           Aaa               2,827,500
            2,500,000  MI State Strategic Fund Solid Waste Disp. Rev.
                          Bonds (SD Warren Co.), Ser. C, 7 3/8s,
                         1/15/22                                                  BB-/P             2,815,625
                       MI State Strategic Fund Ltd. Oblig. Rev. Bonds
            2,830,000    (Arbor Model & Tooling), 10 1/4s, 9/15/19                B-/P              2,975,264
            3,600,000    (Mercy Svcs. for Aging), 9.4s, 5/15/20                   AAA               3,996,000
            3,640,000    (Env. Research), 8 1/8s, 10/1/14                         A-/P              3,903,900
            3,150,000    (Ford Motor Co.), Ser. A, 7.1s, 2/1/06                   A1                3,701,250
            1,500,000    (Detroit Edison), Ser. BB, AMBAC, 7s, 5/1/21             Aaa               1,923,750
            5,000,000  Pontiac Hosp. Fin. Auth. Rev. Bonds, 6s, 8/1/23            Baa3              5,131,250
            1,440,000  Tawas City, Hosp. Fin. Auth. Rev. Bonds
                         (St. Joseph Hlth. Syst.), Ser. A, 5 3/4s, 2/15/23        BB+/P             1,443,600
                       Waterford, Econ. Dev. Corp. Rev. Bonds
                         (Canterbury Hlth. Care)
            1,500,000    8 3/8s, 7/1/23                                           B-/P              1,470,000
            1,485,000    8s, 7/1/08                                               B-/P              1,455,300
            2,000,000  Wayland, Uni. School Dist. Rev. Bonds,
                         FGIC, 8s, 5/1/10                                         Aaa               2,625,000
            1,000,000  Wayne Charter Cnty., Special Arpt. Fac.
                         Rev. Bonds (Northwest Airlines Inc.),
                         6 3/4s, 12/1/15                                          BB-/P             1,097,500
            2,405,000  Wayne Cnty., Bldg. Auth. G.O. Bonds, Ser. A,
                         MBIA, 6s, 6/1/08                                         Aaa               2,681,575
            2,000,000  Western MI Univ. Rev. Bonds, Ser. A, FGIC,
                         5s, 7/15/21                                              Aaa               1,955,000
            6,000,000  Western Township, Util. Auth. Swr. Disp. Syst.
                         Rev. Bonds, 8.2s, 1/1/18                                 BBB+              6,263,100
            3,200,000  Wyandotte, Elec. Rev. Bonds, MBIA, 6 1/4s,
                         10/1/17                                                  Aaa               3,468,000
            1,800,000  Ypsilanti, School Dist. G.O. Bonds, FGIC,
                         6 1/2s, 5/1/07                                           Aaa               2,072,250
                                                                                               --------------
                                                                                                  159,674,329

Puerto Rico (13.8%)
-------------------------------------------------------------------------------------------------------------
            2,000,000  Cmnwlth. of PR, G.O. Bonds (Pub. Impt.),
                         5 1/2s, 7/1/13                                           A                 2,122,500
                       Cmnwlth. of PR, Hwy. & Trans. Auth. Rev.
                         Bonds, MBIA
            2,835,000    Ser. Z, 6 1/4s, 7/1/11                                   Aaa               3,277,969
            2,000,000    Ser. Y, 6 1/4s, 7/1/13                                   AAA               2,322,500
            1,000,000  Cnmwlth. of PR, G.O. Bonds, 5 1/2s, 7/1/10                 Aaa               1,076,250
                       PR Elec. Pwr. Auth. Rev. Bonds, MBIA
            3,000,000    Ser. X, 6s, 7/1/15                                       Aaa               3,285,000
            5,000,000    5s, 7/1/28                                               Aaa               4,931,250
            6,500,000  PR Pub. Bldg. Auth. Rev. Gtd. (Govt. Fac.),
                         Ser. B, AMBAC, 5s, 7/1/27                                Aaa               6,426,875
            2,100,000  PR, Pub. Bldg. Auth. Fac. Rev. Bonds,
                         Ser. A, AMBAC, 6 1/4s, 7/1/14                            Aaa               2,446,500
                                                                                               --------------
                                                                                                $  25,888,844
-------------------------------------------------------------------------------------------------------------
                       Total Municipal Bonds and Notes
                         (cost $174,645,122)                                                    $ 185,563,173
-------------------------------------------------------------------------------------------------------------

(a)   Percentages indicated are based on net assets of $188,444,019.

(RAT) The Moody's or Standard & Poor's ratings indicated are believed to be the most recent ratings available at May 31, 1998 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at May 31, 1998. Securities rated by Putnam are indicated by "/P" and are not publicly rated. Ratings are not covered by the Report of independent accountants.

(b)   The aggregate identified cost on a tax basis is $174,645,122, resulting in gross unrealized appreciation and depreciation of $11,552,947 and $634,896, respectively, or net unrealized appreciation of $10,918,051.

(SEG) A portion of this security was pledged and segregated with the custodian to cover margin requirements for futures contracts at May 31, 1998.

      The rates shown on IFBs, which are securities paying interest rates that vary inversely to changes in the market interest rates, are current interest rates at May 31, 1998.

      The fund had the following industry group concentrations greater than 10% at May 31, 1998
      (as a percentage of net assets):

               Health care            26.2%
               Water and sewerage     11.4

      The fund had the following insurance concentrations greater than 10% at May 31, 1998
      (as a percentage of net assets):

               AMBAC                  16.4%
               MBIA                   16.2
               FGIC                   13.5





--------------------------------------------------------------------------------------------
Futures Contracts Outstanding at May 31, 1998
                                             Aggregate Face   Expiration     Unrealized
                                Total Value       Value          Date       Depreciation
--------------------------------------------------------------------------------------------
US Treasury Futures (short)     $16,675,468    16,484,656       Jun-98       $(190,812)
--------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of assets and liabilities
May 31, 1998

Assets
---------------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $174,645,122) (Note 1)                                                $185,563,173
---------------------------------------------------------------------------------------------------
Cash                                                                                        221,413
---------------------------------------------------------------------------------------------------
Interest and other receivables                                                            2,910,550
---------------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                                      377,285
---------------------------------------------------------------------------------------------------
Receivable for securities sold                                                            3,350,000
---------------------------------------------------------------------------------------------------
Total assets                                                                            192,422,421

Liabilities
---------------------------------------------------------------------------------------------------
Payable for variation margin                                                                 34,250
---------------------------------------------------------------------------------------------------
Distributions payable to shareholders                                                       457,457
---------------------------------------------------------------------------------------------------
Payable for securities purchased                                                          2,964,758
---------------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                                   93,066
---------------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                                281,614
---------------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                                   38,398
---------------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                                 7,551
---------------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                                  1,024
---------------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                                       78,987
---------------------------------------------------------------------------------------------------
Other accrued expenses                                                                       21,297
---------------------------------------------------------------------------------------------------
Total liabilities                                                                         3,978,402
---------------------------------------------------------------------------------------------------
Net assets                                                                             $188,444,019

Represented by
---------------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                                        $178,316,518
---------------------------------------------------------------------------------------------------
Undistributed net investment income (Note 1)                                                 78,919
---------------------------------------------------------------------------------------------------
Distributions in excess of gains on investments (Note 1)                                   (678,657)
---------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments                                               10,727,239
---------------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                             $188,444,019

Computation of net asset value and offering price
---------------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($145,546,935 divided by 15,559,272 shares)                                                   $9.35
---------------------------------------------------------------------------------------------------
Offering price per class A share (100/95.25 of $9.35)*                                        $9.82
---------------------------------------------------------------------------------------------------
Net asset value and offering price per class B share
($41,154,856 divided by 4,405,592 shares) +                                                   $9.34
---------------------------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($1,742,228 divided by 186,301 shares)                                                        $9.35
---------------------------------------------------------------------------------------------------
Offering price per class M share (100/96.75 of $9.35)**                                       $9.66
---------------------------------------------------------------------------------------------------
 * On single retail sales of less than $25,000. On sales of $25,000 or more and on group sales the offering price is reduced.
** On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
 + Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

   The accompanying notes are an integral part of these financial statements.





Statement of operations
Year ended May 31, 1998

Tax exempt interest income:                                                            $10,964,896
--------------------------------------------------------------------------------------------------

Expenses:
--------------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                         1,101,894
--------------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                             245,637
--------------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                            8,433
--------------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                             6,223
--------------------------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                                      288,865
--------------------------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                                      322,826
--------------------------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                                        6,250
--------------------------------------------------------------------------------------------------
Reports to shareholders                                                                     14,224
--------------------------------------------------------------------------------------------------
Registration fees                                                                            3,271
--------------------------------------------------------------------------------------------------
Auditing                                                                                    28,168
--------------------------------------------------------------------------------------------------
Legal                                                                                       18,746
--------------------------------------------------------------------------------------------------
Postage                                                                                     13,811
--------------------------------------------------------------------------------------------------
Other                                                                                        8,180
--------------------------------------------------------------------------------------------------
Total expenses                                                                           2,066,528
--------------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                                 (71,236)
--------------------------------------------------------------------------------------------------
Net expenses                                                                             1,995,292
--------------------------------------------------------------------------------------------------
Net investment income                                                                    8,969,604
--------------------------------------------------------------------------------------------------
Net realized gain on investments (Notes 1 and 3)                                         1,422,396
--------------------------------------------------------------------------------------------------
Net realized loss on futures contracts (Note 1)                                         (1,069,466)
--------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and futures during the year                   4,915,632
--------------------------------------------------------------------------------------------------
Net gain on investments                                                                  5,268,562
--------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                   $14,238,166
--------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of changes in net assets

                                                                                             Year ended May 31,
                                                                                      --------------------------------
                                                                                               1998               1997
----------------------------------------------------------------------------------------------------------------------

Increase in net assets
----------------------------------------------------------------------------------------------------------------------
Operations:
----------------------------------------------------------------------------------------------------------------------
Net investment income                                                                  $  8,969,604       $  9,052,110
----------------------------------------------------------------------------------------------------------------------
Net realized gain on investments                                                            352,930          1,100,833
----------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments                                                4,915,632          4,120,815
----------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                     14,238,166         14,273,758
----------------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
----------------------------------------------------------------------------------------------------------------------
  From net investment income
    Class A                                                                              (7,267,831)        (7,517,724)
----------------------------------------------------------------------------------------------------------------------
    Class B                                                                              (1,659,310)        (1,498,538)
----------------------------------------------------------------------------------------------------------------------
    Class M                                                                                 (58,550)           (33,100)
----------------------------------------------------------------------------------------------------------------------
  From net realized gain on investments
    Class A                                                                                (329,485)                --
----------------------------------------------------------------------------------------------------------------------
    Class B                                                                                 (86,482)                --
----------------------------------------------------------------------------------------------------------------------
    Class M                                                                                  (2,621)                --
----------------------------------------------------------------------------------------------------------------------
  In excess of net realized gain on investments
    Class A                                                                                (272,362)                --
----------------------------------------------------------------------------------------------------------------------
    Class B                                                                                 (71,489)                --
----------------------------------------------------------------------------------------------------------------------
    Class M                                                                                  (2,167)                --
----------------------------------------------------------------------------------------------------------------------
Increase from capital share transactions (Note 4)                                         6,157,905          4,254,756
----------------------------------------------------------------------------------------------------------------------
Total increase in net assets                                                             10,645,774          9,479,152

Net assets
----------------------------------------------------------------------------------------------------------------------
Beginning of year                                                                       177,798,245        168,319,093
----------------------------------------------------------------------------------------------------------------------
End of year (including undistributed net investment
income of $78,919 and $91,952, respectively)                                           $188,444,019       $177,798,245
----------------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Financial highlights
(For a share outstanding throughout the period)

CLASS A
------------------------------------------------------------------------------------------------------------------------------------


Per-share
operating performance                                                            Year ended May 31
------------------------------------------------------------------------------------------------------------------------------------
                                                     1998             1997             1996             1995             1994
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                 $9.12            $8.85            $9.01            $8.90            $9.30
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                 .47              .48              .49              .52              .52
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                            .27              .27             (.16)             .11             (.32)
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                 .74              .75              .33              .63              .20
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                    (.47)            (.48)            (.49)            (.52)            (.52)
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                       (.03)              --               --               --             (.03)
------------------------------------------------------------------------------------------------------------------------------------
In excess of net gain
on investments                                       (.01)              --               --               --             (.05)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                  (.51)            (.48)            (.49)            (.52)            (.60)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                       $9.35            $9.12            $8.85            $9.01            $8.90
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(a)                            8.28             8.67             3.76             7.45             2.03
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                   $145,547         $142,038         $138,390         $136,010         $128,921
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                             .99              .99             1.00              .95              .99
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                            5.02             5.33             5.42             6.03             5.58
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                              32.44            55.30           139.08            82.91            41.77
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the period ended May 31, 1994 and thereafter, includes amounts paid through expense offset arrangements. Prior period ratios exclude these amounts (Note 2).

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.




Financial highlights
(For a share outstanding throughout the period)

CLASS B
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                               For the period
Per-share                                                                                                       July 15, 1993+
operating performance                                                   Year ended May 31                           to May 31
------------------------------------------------------------------------------------------------------------------------------------
                                                     1998             1997             1996             1995             1994
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                 $9.11            $8.84            $9.00            $8.90            $9.43
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                 .41              .43              .43              .47              .41
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                            .27              .26             (.16)             .10             (.46)
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                 .68              .69              .27              .57             (.05)
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                    (.41)            (.42)            (.43)            (.47)            (.40)
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                       (.03)              --               --               --               --
------------------------------------------------------------------------------------------------------------------------------------
In excess of net gain
on investments                                       (.01)              --               --               --             (.08)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                  (.45)            (.42)            (.43)            (.47)            (.48)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                       $9.34            $9.11            $8.84            $9.00            $8.90
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(a)                            7.58             7.99             3.05             6.72             (.68)*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                    $41,155          $35,041          $29,371          $21,071          $10,251
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                            1.64             1.64             1.65             1.59             1.42*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                            4.36             4.68             4.74             5.31             4.25*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                              32.44            55.30           139.08            82.91            41.77
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the period ended May 31, 1994 and thereafter, includes amounts paid through expense offset arrangements. Prior period ratios exclude these amounts (Note 2).

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.




Financial highlights
(For a share outstanding throughout the period)

CLASS M
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                               For the period
Per-share                                                                                                      April 17, 1995+
operating performance                                                          Year ended May 31                    to May 31
------------------------------------------------------------------------------------------------------------------------------------
                                                                      1998             1997             1996             1995
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                  $9.12            $8.85            $9.00            $8.80
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                  .44              .46              .47              .05(c)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                                             .27              .27             (.16)             .21
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                  .71              .73              .31              .26
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                                     (.44)            (.46)            (.46)            (.06)
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                                        (.03)              --               --               --
------------------------------------------------------------------------------------------------------------------------------------
In excess of net gain
on investments                                                        (.01)              --               --               --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                   (.48)            (.46)            (.46)            (.06)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                        $9.35            $9.12            $8.85            $9.00
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(a)                                             7.95             8.36             3.53             2.03*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                      $1,742             $719             $558             $119
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                                             1.29             1.29             1.28              .20*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                                             4.70             5.01             5.06              .84*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                               32.44            55.30           139.08            82.91
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the period ended May 31, 1994 and thereafter, includes amounts paid through expense offset arrangements. Prior period ratios exclude these amounts (Note 2).

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.




Notes to financial statements
May 31, 1998

Note 1
Significant accounting policies

Putnam Michigan Tax Exempt Income Fund (the "fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The fund seeks as high a level of current income exempt from federal income tax and Michigan personal income tax as Putnam Investment Management, Inc. ("Putnam Management"), the fund's Manager, a wholly-owned subsidiary of Putnam Investments, Inc., believes is consistent with preservation of capital by investing primarily in a portfolio of Michigan tax-exempt securities.

The fund offers class A, class B and class M shares. Class A shares are sold with a maximum front-end sales charge of 4.75%. Class B shares, which convert to class A shares within approximately six to eight years, do not pay a front-end sales charge, but pay a higher ongoing distribution fee than class A shares, and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class M shares are sold with a maximum front-end sales charge of 3.25% and pay an ongoing distribution fee that is lower than class B shares and higher than class A shares.

Expenses of the fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if the fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. Actual results could differ from those estimates.

A) Security valuation Tax-exempt bonds and notes are stated on the basis of valuations provided by a pricing service, approved by the Trustees, which uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value.

B) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Interest income is recorded on the accrual basis.

C) Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase. The fund may also write options on securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers.

D) Line of Credit The fund has entered into a committed line of credit with certain banks. This line of credit agreement includes restrictions that the fund maintain an asset coverage ratio of at least 300% and borrowings must not exceed prospectus limitations. For the year ended May 31, 1998, the fund had no borrowings against the line of credit.

E) Federal taxes It is the policy of the fund to distribute all of its income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

F) Distributions to shareholders Income dividends are recorded daily by the fund and are distributed monthly. Capital gain distributions, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include treatment of unrealized gains and losses on certain futures contracts and current year straddles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. For the year ended May 31, 1998, the fund reclassified $3,054 to increase undistributed net investment income and $3,054 to decrease paid-in-capital. The calculation of net investment income per share in the financial highlights table excludes these adjustments.

G) Amortization of bond premium and accretion of bond discount Any premium resulting from the purchase of securities in excess of maturity value is amortized on a yield-to-maturity basis. Discounts on original issue discount bonds are accreted according to the yield-to-maturity basis.

Note 2
Management fee, administrative services and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.60% of the first $500 million, 0.50% of the next $500 million, 0.45% of the next $500 million, 0.40% of the next $5 billion, 0.375% of the next $5 billion, 0.355% of the next $5 billion, 0.34% of the next $5 billion, and 0.33% thereafter.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, Inc. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the year ended May 31, 1998, fund expenses were reduced by $71,236 under expense offset arrangements with PFTC. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Each Trustee of the fund receives an annual Trustee fee, of which $340 has been allocated to the fund, and an additional fee for each Trustee's meeting attended. Trustees who are not interested persons of Putnam Management and who serve on committees of the Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain in the fund and are invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted distribution plans (the "Plans") with respect to its class A, class B and class M shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Mutual Funds Corp., a wholly-owned subsidiary of Putnam Investments Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Mutual Funds Corp. at an annual rate up to 0.35%, 1.00% and 1.00% of the average net assets attributable to class A, class B and class M shares, respectively. The Trustees currently limit payment by the fund to an annual rate of 0.20%, 0.85% and 0.50% of the average net assets attributable to class A, class B and class M shares respectively.

For the year ended May 31, 1998, Putnam Mutual Funds Corp., acting as underwriter received net commissions of $26,799 and $802 from the sale of class A and class M shares, respectively and $74,493 in contingent deferred sales charges from redemptions of class B shares. A deferred sales charge of up to 1% is assessed on certain redemptions of class A shares. For the year ended May 31, 1998, Putnam Mutual Funds Corp., acting as underwriter received no monies on class A redemptions.

Note 3
Purchase and sales of securities

During the year ended May 31, 1998, purchases and sales of investment securities other than short-term investments aggregated $69,775,578 and $58,309,329, respectively. There were no purchases and sales of U.S. government obligations. In determining the net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.

Note 4
Capital shares

At May 31, 1998, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                           Year ended
                                          May 31, 1998
------------------------------------------------------------
Class A                              Shares           Amount
------------------------------------------------------------
Shares sold                       1,436,408     $ 13,364,868
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                       466,207        4,341,440
------------------------------------------------------------
                                  1,902,615       17,706,308

Shares
repurchased                      (1,909,657)     (17,772,405)
------------------------------------------------------------
Net decrease                         (7,042)    $    (66,097)
------------------------------------------------------------

                                           Year ended
                                          May 31, 1997
------------------------------------------------------------
Class A                              Shares           Amount
------------------------------------------------------------
Shares sold                       1,554,057     $ 14,093,983
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                       498,060        4,496,668
------------------------------------------------------------
                                  2,052,117       18,590,651

Shares
repurchased                      (2,119,942)     (19,185,096)
------------------------------------------------------------
Net decrease                        (67,825)    $  (594,445)
------------------------------------------------------------

                                           Year ended
                                          May 31, 1998
------------------------------------------------------------
Class B                              Shares           Amount
------------------------------------------------------------
Shares sold                         921,679     $  8,581,338
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                       110,708        1,029,532
------------------------------------------------------------
                                  1,032,387        9,610,870

Shares
repurchased                        (472,164)      (4,386,108)
------------------------------------------------------------
Net increase                        560,223     $  5,224,762
------------------------------------------------------------

                                           Year ended
                                          May 31, 1997
------------------------------------------------------------
Class B                              Shares           Amount
------------------------------------------------------------
Shares sold                         886,312     $  8,014,260
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                       109,239          985,338
------------------------------------------------------------
                                    995,551        8,999,598

Shares
repurchased                        (474,195)      (4,289,246)
------------------------------------------------------------
Net increase                        521,356     $  4,710,352
------------------------------------------------------------

                                           Year ended
                                          May 31, 1998
------------------------------------------------------------
Class M                              Shares           Amount
------------------------------------------------------------
Shares sold                         121,707     $  1,132,419
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                         4,374           40,812
------------------------------------------------------------
                                    126,081        1,173,231

Shares
repurchased                         (18,602)        (173,991)
------------------------------------------------------------
Net increase                        107,479     $    999,240
------------------------------------------------------------

                                           Year ended
                                          May 31, 1997
------------------------------------------------------------
Class M                              Shares           Amount
------------------------------------------------------------
Shares sold                          35,702       $  320,107
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                         2,074           18,728
------------------------------------------------------------
                                     37,776          338,835

Shares
repurchased                         (22,054)        (199,986)
------------------------------------------------------------
Net increase                         15,722       $  138,849
------------------------------------------------------------



Federal tax information
(Unaudited)

The fund has designated 100% of dividends paid from net investment income during the fiscal year as tax exempt for Federal income tax purposes.

Pursuant to Section 852 of the Internal Revenue Code, as amended, the Fund hereby designates $339,224 as 28% capital gain for its taxable year ended May 31, 1998.

The Form 1099 you receive in January 1999 will show the tax status of all distributions paid to your account in calendar 1998.



PUTNAM GROWTH FUNDS

Asia Pacific Growth Fund

Capital Appreciation Fund [DBL. DAGGER]

Capital Opportunities Fund

Diversified Equity Trust

Europe Growth Fund

Global Growth Fund

Global Natural Resources Fund

Growth Opportunities Fund

Health Sciences Trust

International Growth Fund

International New Opportunities Fund

Investors Fund

New Opportunities Fund [DBL. DAGGER]

OTC & Emerging Growth Fund

Research Fund

Vista Fund

Voyager Fund

Voyager Fund II

PUTNAM GROWTH
AND INCOME FUNDS

Balanced Retirement Fund

Convertible Income-Growth Trust

Equity Income Fund

The George Putnam Fund of Boston

Global Growth and Income Fund

The Putnam Fund for Growth and Income

Growth and Income Fund II

International Growth and Income Fund

New Value Fund

Utilities Growth and Income Fund

PUTNAM INCOME FUNDS

American Government Income Fund

Diversified Income Trust

Strategic Income Fund *

High Quality Bond Fund +

Global Governmental Income Trust

High Yield Advantage Fund [DBL. DAGGER]

High Yield Total Return Fund

High Yield Trust [DBL. DAGGER]

High Yield Trust II

Income Fund

Money Market Fund **

Intermediate U.S. Government
Income Fund

Preferred Income Fund

U.S. Government Income Trust

PUTNAM TAX-FREE
INCOME FUNDS

Municipal Income Fund

Tax Exempt Income Fund

Tax Exempt Money Market Fund**

Tax-Free High Yield Fund

Tax-Free Insured Fund

State tax-free income funds [SECTION MARK]

Arizona, California, Florida, Massachusetts, Michigan, Minnesota, New Jersey, New York, Ohio and Pennsylvania

State tax-free money market funds [SECTION MARK]

California, New York

LIFESTAGE SM FUNDS

Putnam Asset Allocation Funds--three investment portfolios that spread your money across a variety of stocks, bonds, and money market investments.

The three portfolios:

Asset Allocation: Balanced Portfolio

Asset Allocation: Conservative Portfolio

Asset Allocation: Growth Portfolio

*Formerly Putnam Diversified Income Trust II

+Formerly Putnam Federal Income Trust

[DBL. DAGGER] Closed to new investors. Some exceptions may apply.

Contact Putnam for details.

[SECTION MARK] Not available in all states.

**An investment in a money market fund is neither insured nor guaranteed by the U.S. government. These funds are managed to maintain a price of $1.00 per share, although there is no assurance that this price will be maintained in the future.

  Please call your financial advisor or Putnam at 1-800-225-1581 to obtain a prospectus for any Putnam fund. It contains more complete information, including charges and expenses. Please read it carefully before you invest or send money.



Fund information

INVESTMENT MANAGER

Putnam Investment
Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP

TRUSTEES

George Putnam, Chairman
William F. Pounds, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
John A. Hill
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
Donald S. Perkins
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

William J. Curtin
Vice President

Jerome J. Jacobs
Vice President

Blake E. Anderson
Vice President

Leslie J. Burke
Vice President and Fund Manager

William N. Shiebler
Vice President

John R. Verani
Vice President

Beverly Marcus
Clerk and Assistant Treasurer

This report is for the information of shareholders of Putnam Michigan Tax Exempt Income Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary. For more information or to request a prospectus, call toll free: 1-800-225-1581. You can also learn more at Putnam Investments' website: http://www.putnaminv.com.

Shares of mutual funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution; are not insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other agency; and involve risk, including the possible loss of the principal amount invested.



[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

--------------------
Bulk Rate
U.S. Postage
PAID
Putnam
Investments
--------------------

AN048-43769 846/237/126     7/98